July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index Retirement Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
BlackRock LifePath® ESG Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 40.4%
iShares Developed Real Estate Index Fund, Class K	35,558	$ 321,090
iShares ESG Aware MSCI EAFE ETF(b)	9,847	1,030,981
iShares ESG Aware MSCI EM ETF	10,461	538,951
iShares ESG Aware MSCI USA ETF	18,934	3,098,549
iShares ESG Aware MSCI USA Small-Cap ETF(b)	6,377	342,572
iShares MSCI Canada ETF(b)	2,492	148,000
iShares MSCI EAFE Small-Cap ETF(b)	2,134	179,043
iShares MSCI Emerging Markets Small-Cap ETF	1,142	79,620
		5,738,806
Fixed-Income Funds — 59.5%
iShares ESG Aware U.S. Aggregate Bond ETF	157,591	7,351,620
iShares TIPS Bond ETF(b)	10,291	1,107,620
		8,459,240
Money Market Funds — 19.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)	2,773,583	2,774,415
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)	29,856	29,856
		2,804,271
Total Investments — 119.6% (Cost: $15,108,894)		17,002,317
Liabilities in Excess of Other Assets — (19.6)%		(2,781,688)
Net Assets — 100.0%		$ 14,220,629

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,114,421	$ —	$ (338,885)(a)	$ (1,258)	$ 137	$ 2,774,415	2,773,583	$ — (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	28,473	1,383 (a)	—	—	—	29,856	29,856	1,124	—
iShares Developed Real Estate Index Fund, Class K	312,553	66,378	(83,212)	2,074	23,297	321,090	35,558	19,753	6,629
iShares ESG Aware MSCI EAFE ETF	1,088,310	251,234	(435,420)	32,386	94,471	1,030,981	9,847	37,639	—
iShares ESG Aware MSCI EM ETF	522,381	156,844	(233,803)	32,948	60,581	538,951	10,461	12,709	—
iShares ESG Aware MSCI USA ETF	3,025,616	602,180	(830,024)	66,192	234,585	3,098,549	18,934	22,352	—
iShares ESG Aware MSCI USA Small-Cap ETF	375,431	59,695	(158,226)	17,744	47,928	342,572	6,377	2,550	—
iShares ESG Aware U.S. Aggregate Bond ETF	7,351,208	1,726,066	(1,499,996)	(33,803)	(191,855)	7,351,620	157,591	213,907	—
iShares MSCI Canada ETF	145,066	21,759	(43,006)	5,195	18,986	148,000	2,492	2,041	—
iShares MSCI EAFE Small-Cap ETF	180,618	40,931	(62,445)	4,722	15,217	179,043	2,134	6,076	—
iShares MSCI Emerging Markets Small-Cap ETF	84,254	20,079	(27,451)	2,531	207	79,620	1,142	2,570	—
iShares TIPS Bond ETF	1,100,769	236,557	(192,051)	(11,024)	(26,631)	1,107,620	10,291	39,135	—
				$ 117,707	$ 276,923	$ 17,002,317		$ 359,856	$ 6,629

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 5,738,806	$ —	$ —	$ 5,738,806
Fixed-Income Funds	8,459,240	—	—	8,459,240
Money Market Funds	2,804,271	—	—	2,804,271
	$17,002,317	$—	$—	$17,002,317

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
Schedule of Investments